Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Current tax expense	182,459,389	142,238,819	218,567,885
Deferred tax expense/(benefit)	3,908,847	(94,389,779)	(190,009,905)

Total income tax expense	186,368,236	47,849,040	28,557,980

Schedule of components of the deferred tax assets and liabilities
	Year ended December 31
	2020	2021
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	432,952,706	436,225,528
Allowance for interest and financing fee receivables	22,733,700	9,161,450
Net operating loss carry-forwards	10,443,239	15,226,575
Lease liabilities	4,886,125	3,880,255
Other deferred tax assets	1,919,331	928,979

Total deferred tax assets	472,935,101	465,422,787

Valuation allowance	(10,443,239)	(15,226,575)

Deferred tax assets, net of valuation allowance	462,491,862	450,196,212

Net deferred tax assets	75,823,512	21,068,094

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Investment securities	-	(289,610)
Right-of-use assets	(4,867,131)	(4,049,202)
Intercompany receivables	(78,329,130)	(45,849,201)
Guarantee assets	(133,420,132)	(322,437,865)
Undistributed earnings from structured funds	(565,903,639)	(207,588,600)

Total deferred tax liabilities	(783,262,532)	(580,956,978)

Net deferred tax liabilities	(396,594,182)	(151,828,860)

Schedule of movement of valuation allowance
	Year ended December 31
	2020	2021
	RMB	RMB

At the beginning of year	6,459,941	10,443,239
Current year additions	5,420,745	7,238,296
Current year reversals	(1,374,712)	(2,427,869)
Current year charge-offs	(62,735)	(27,091)

At the end of year	10,443,239	15,226,575

Schedule of income before income tax
	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Cayman Islands	(4,424,505)	(2,847,746)	(189,507)
BVI	45,003	(22,126)	(247)
Hong Kong entities	2,014,052	3,424,910	(11,202,740)
PRC entities	723,377,628	162,146,528	105,157,938

Total	721,012,178	162,701,566	93,765,444

Schedule of reconciliation of statutory income tax rate to the effective income tax rate
	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Effect of tax-free income	(0.06)%	(8.02)%	(10.63)%
Effect of non-deductible share option expense	0.55%	9.54%	5.00%
Effect of differential tax rates for non-PRC entities	(0.06)%	(0.49)%	3.05%
Effect of non-deductible expenses	0.09%	0.29%	2.56%
Effect of zero tax rate in foreign countries	0.15%	0.44%	0.05%
Changes in valuation allowance	0.11%	2.49%	5.14%
Others	0.07%	0.16%	0.29%

Effective income tax rate	25.85%	29.41%	30.46%